Consolidated Statements of Cash Flows - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (25,094,982)	$ 6,777,102
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party	37,791	0
Change in fair value of derivative warrant liabilities	22,411,660	(13,038,210)
Transaction costs - derivative warrant liabilities	1,636,200	0
Net gain from investments held in Trust Account	(282,641)	(205,164)
Changes in operating assets and liabilities:
Prepaid expenses	(308,554)	196,912
Accounts payable	726,316	498,993
Accrued expenses	20,454	4,464,806
Due to related party	284,646	162,625
Net cash used in operating activities	(569,110)	(1,142,936)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(575,000,000)	0
Net cash used in investing activities	(575,000,000)	0
Cash Flows from Financing Activities:
Repayment of note payable to related party	(235,986)	0
Proceeds received from initial public offering, gross	575,000,000	0
Proceeds received from private placement	14,350,000	0
Offering costs paid	(11,943,580)	0
Net cash provided by financing activities	577,170,434	0
Net increase (decrease) in cash	1,601,324	(1,142,936)
Cash - beginning of the period	0	1,601,324
Cash - ending of the period	1,601,324	458,388
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accrued expenses	85,000	0
Offering costs paid through note payable	198,195	0
Deferred offering costs paid in exchange for issuance of Class B ordinary shares to Sponsor	25,000	0
Deferred underwriting commissions	$ 20,125,000	$ 20,125,000